Note 10 - Intangible Assets, Net (Details Textual) $ in Millions	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Goodwill at end of period	$ 1,288.0
North America [member]
Statement Line Items [Line Items]
Goodwill at end of period	1,168.5
South America [member]
Statement Line Items [Line Items]
Goodwill at end of period	117.1
Europe [member]
Statement Line Items [Line Items]
Goodwill at end of period	1.9
Middle East and Africa [member]
Statement Line Items [Line Items]
Goodwill at end of period	$ 0.7